OPERATIONS - (Detail 3) - BRL (R$) R$ in Thousands		Dec. 31, 2025	Dec. 31, 2023
Liabilities for the acquisition of a company - Vita IT
Non-current assets [abstract]
Non-current assets	[1]	R$ 95,634
Liabilities for the acquisition of a company - Vita IT | Telefnica Infraestrutura e Segurana Ltda.
Current assets [abstract]
Current assets		31,206
Cash and cash equivalents		13
Trade and other receivables as of acquisition date		27,177
Other assets		4,016
Non-current assets [abstract]
Non-current assets		135,417
Property, plant and equipment recognised as of acquisition date		1,065
Intangible assets	[2]	38,718
Financial assets recognised as of acquisition date		166,623
Current liabilities [abstract]
Current liabilities		35,867
Loans - financial institutions		3,063
Other current liabilities recognized at the acquisition date		32,804
Non-current liabilities [abstract]
Non-current liabilities		110,320
Non-current loans and financing recognized at the acquisition date		2,500
Income tax and social contribution Liabilities recognised as of acquisition date		38,123
Income tax and social contribution and collection	[3]	12,187
Provisions	[4]	32,716
Other non-current liabilities recognized at the acquisition date		24,794
Fair value of liabilities assumed		146,187
Fair value of net assets acquired		20,436
Goodwill	[5]	176,399
Total consideration for acquisition		196,835	R$ 110,220
Fair value of net assets acquired		20,436
Goodwill	[5]	176,399
Total consideration for acquisition		196,835	R$ 110,220
Business combination – FiBrasil
Current assets [abstract]
Current assets		218,901
Cash and cash equivalents		78,044
Non-current assets [abstract]
Non-current assets		1,853,812
Deferred income tax and social security contributions	[6]	61,199
Property, plant and equipment recognised as of acquisition date	[6]	1,735,838
Financial assets recognised as of acquisition date		2,072,713
Current liabilities [abstract]
Current liabilities		182,541
Non-current liabilities [abstract]
Non-current liabilities		1,091,393
Provisions	[7]	25,593
Goodwill	[8]	631,169
Total consideration for acquisition		858,002
Goodwill	[8]	631,169
Total consideration for acquisition		858,002
CyberCo Brasil | TIS
Current assets [abstract]
Current assets		139,392
Cash and cash equivalents		32,583
Trade and other receivables as of acquisition date		65,574
Other assets		41,235
Non-current assets [abstract]
Non-current assets		16,322
Deferred income tax and social security contributions		3,656
Non-current assets		6,283
Property, plant and equipment recognised as of acquisition date		5,155
Intangible assets		1,228
Financial assets recognised as of acquisition date		155,714
Current liabilities [abstract]
Current liabilities		96,083
Other current liabilities recognized at the acquisition date		38,633
Non-current liabilities [abstract]
Non-current liabilities		28
Provisions		R$ 1,821

[1]	This refers to the allocation of R$95,634 of the fair value attributed to the indemnification asset related to the contingent liability, which is being updated by the SELIC rate.
[2]	This refers to the allocation of fair value attributed to intangibles of R$38,718, being: (i) brand (R$10,099); and (ii) customer portfolio (R$28,619).
[3]	This refers to deferred income tax and social security contributions on the allocation of fair value attributed to the contingent liability, which is being updated by the SELIC rate.
[4]	This includes the allocation of the fair value attributed to the contingent liability, which is being updated by the SELIC rate.
[5]	This refers to the goodwill value determined in the acquisition of IPNET, considering the expected future synergies from combining the acquired company's businesses, which may be used for tax purposes.
[6]	(1) Includes R$8,182 of deferred income tax and social contribution on the allocation of fair value attributed to the contingent liability, which is being updated by the SELIC rate.
[7]	(4) Includes R$24,065 of the fair value attributed to the contingent liability, which is being updated by the SELIC rate.
[8]	(5) Refers to the goodwill value determined in the acquisition of FiBrasil.